SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial Assets at Amortized Cost	$ 9,368	$ 13,899
Total	9,368	13,899
Investments in Financial Assets	9,449	14,222
Total Financial Assets Measured at Fair Value	9,449	14,222
Other Financial Liabilities		269
Other Financial Liabilities		269
Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants		269
Total Financial Liabilities Measured at Fair Value		269
Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other Financial Liabilities		269
Other Financial Liabilities		269
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in Financial Assets	9,449	14,222
Total Financial Assets Measured at Fair Value	9,449	14,222
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants
Total Financial Liabilities Measured at Fair Value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants		269
Total Financial Liabilities Measured at Fair Value		269
Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial Assets at Amortized Cost	9,368	13,899
Total	$ 9,368	$ 13,899